TOUCHSTONE ETF TRUST
Touchstone Dividend Select ETF, Touchstone Strategic Income Opportunities ETF and Touchstone US Large Cap Focused ETF (each a “Fund”, together the “Funds”)
Supplement dated August 28, 2024, to the Funds’ Summary Prospectus, Prospectus, and Statement of Additional Information (“SAI”), each dated April 29, 2024, as may be amended or supplemented from time to time
Notice of the Touchstone Strategic Income Opportunities ETF Name Change
Effective October 31, 2024, the Touchstone Strategic Income Opportunities ETF will be renamed the Touchstone Strategic Income ETF. In connection with the name change, all references to the Touchstone Strategic Income Opportunities ETF in the Fund's Prospectus, Summary Prospectus and Statement of Additional Information are replaced with Touchstone Strategic Income ETF.
There will be no changes to the investment strategies of the Fund and the current investment process of the Fund's sub-advisor will not change.
Operating Expense Reduction - Touchstone Strategic Income Opportunities ETF
Effective October 31, 2024, the Adviser has agreed to waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's interfund lending program, if any; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 0.49% of average daily net assets. This contractual expense limitation agreement will be effective through October 31, 2025. Prior to October 31, 2024, the Fund’s contractual expense limitation was 0.65% of average daily net assets.

Accordingly, the Annual Fund Operating Expense table and the Expense Example in the Summary Prospectus and in the summary section of the Prospectus are hereby restated as of October 31, 2024 to reflect changes to “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement”:
Touchstone Strategic Income ETF
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Distribution and/or Shareholder Service (12b-1) Fees(1)	0.00%
Other Expenses	0.32%
Total Annual Fund Operating Expenses	0.87%
Fee Waiver and/or Expense Reimbursement(2)	(0.38)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2) (3)	0.49%
(1)
The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may incur and pay a Distribution (12b-1) Fee of up to a maximum of 0.25%. No such fee is currently incurred and paid by the Fund. The Fund will not incur and pay such a Distribution (12b-1) Fee until such time as approved by the Fund’s Board of Trustees (the “Board”).
(2)
Touchstone Advisors, Inc. (the “Adviser” or “Touchstone Advisors”) and Touchstone ETF Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's interfund lending program, if any; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 0.49% of average daily net assets. This contractual expense limitation is effective through October 31, 2025, but can be terminated by a vote of the Board if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Adviser reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Adviser only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed either (1) the expense cap in place when such amounts were waived or reimbursed or (2) the Fund’s current expense limitation.
(3)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will differ from the ratio of net expenses to average net assets that is included in the Fund's annual report for the fiscal year ended December 31, 2023 due to contractual changes in the Fund's expense limitation agreement effective October 31, 2024.
Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange traded funds (“ETFs”). The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$50
3 Years	$240
5 Years	$445
10 Years	$1,037
There are no additional changes to the Summary Prospectus or the Prospectus except those described herein.
Operating Expense Reduction - Touchstone Dividend Select ETF
Effective October 31, 2024, the Adviser has agreed to waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's interfund lending program, if any; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 0.49% of average daily net assets. This contractual expense limitation agreement will be effective through October 31, 2025. Prior to October 31, 2024, the Fund’s contractual expense limitation was 0.67% of average daily net assets.
Accordingly, the Annual Fund Operating Expense table and the Expense Example in the Summary Prospectus and in the summary section of the Prospectus are hereby restated as of October 31, 2024 to reflect changes to “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement”:
Touchstone Dividend Select ETF
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Distribution and/or Shareholder Service (12b-1) Fees(1)	0.00%
Other Expenses	0.66%
Acquired Fund Fees and Expenses (AFFE)	0.01%
Total Annual Fund Operating Expenses(2)	1.22%
Fee Waiver and/or Expense Reimbursement(3)	(0.72)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(3) (4)	0.50%
(1)
The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may incur and pay a Distribution (12b-1) Fee of up to a maximum of 0.25%. No such fee is currently incurred and paid by the Fund. The Fund will not incur and pay such a Distribution (12b-1) Fee until such time as approved by the Fund’s Board of Trustees (the “Board”).

(2)
Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses and will differ from the ratios of expenses to average net assets that are included in the Fund’s annual report for the fiscal year ended December 31, 2023.
(3)
Touchstone Advisors, Inc. (the “Adviser” or “Touchstone Advisors”) and Touchstone ETF Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's interfund lending program, if any; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 0.49% of average daily net assets. This contractual expense limitation is effective through October 31, 2025, but can be terminated by a vote of the Board if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Adviser reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Adviser only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed either (1) the expense cap in place when such amounts were waived or reimbursed or (2) the Fund’s current expense limitation.
(4)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will differ from the ratio of net expenses to average net assets that is included in the Fund's annual report for the fiscal year ended December 31, 2023 due to contractual changes in the Fund's expense limitation agreement effective October 31, 2024.
Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange traded funds (“ETFs”). The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$51
3 Years	$316
5 Years	$601
10 Years	$1,413
There are no additional changes to the Summary Prospectus or the Prospectus except those described herein.
Operating Expense Reduction - Touchstone US Large Cap Focused ETF
Effective October 31, 2024, the Adviser has agreed to waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's interfund lending program, if any; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 0.55% of average daily net assets. This contractual expense limitation agreement will be effective through October 31, 2025. Prior to October 31, 2024, the Fund’s contractual expense limitation was 0.69% of average daily net assets.
Accordingly, the Annual Fund Operating Expense table and the Expense Example in the Summary Prospectus and in the summary section of the Prospectus are hereby restated as of October 31, 2024 to reflect changes to “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement”:
Touchstone US Large Cap Focused ETF
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Distribution and/or Shareholder Service (12b-1) Fees(1)	0.00%
Other Expenses	0.53%
Acquired Fund Fees and Expenses (AFFE)	0.01%
Total Annual Fund Operating Expenses(2)	1.24%
Fee Waiver and/or Expense Reimbursement(3)	(0.68)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (3) (4)	0.56%
(1)
The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may incur and pay a Distribution (12b-1) Fee of up to a maximum of 0.25%. No such fee is currently incurred and paid by the Fund. The Fund will not incur and pay such a Distribution (12b-1) Fee until such time as approved by the Fund’s Board of Trustees (the “Board”).
(2)
Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses and will differ from the ratios of expenses to average net assets that are included in the Fund’s annual report for the fiscal year ended December 31, 2023.

(3)
Touchstone Advisors, Inc. (the “Adviser” or “Touchstone Advisors”) and Touchstone ETF Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's interfund lending program, if any; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 0.55% of average daily net assets. This contractual expense limitation is effective through October 31, 2025, but can be terminated by a vote of the Board if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Adviser reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Adviser only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed either (1) the expense cap in place when such amounts were waived or reimbursed or (2) the Fund’s current expense limitation.
(4)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will differ from the ratio of net expenses to average net assets that is included in the Fund's annual report for the fiscal year ended December 31, 2023 due to contractual changes in the Fund's expense limitation agreement effective October 31, 2024.
Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange traded funds (“ETFs”). The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$57
3 Years	$326
5 Years	$616
10 Years	$1,440
There are no additional changes to the Summary Prospectus or the Prospectus except those described herein.

* * * * *
Please contact your financial adviser or Touchstone at 833.368.7383 if you have any questions.
Three Canal Plaza, Suite 100, Portland, Maine 04101
Ph: 833.368.7383 TouchstoneInvestments.com
Touchstone ETFs are distributed by Foreside Fund Services, LLC*
*A registered broker-dealer and member FINRA and SIPC
Please retain this Supplement for future reference.

ETF-4509-2408